EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
Details of the number of shares and income (loss) used in the computation of net earnings (loss) per share:

	Year ended December 31,
	2022		2021		2020
	Weighted number of shares	Net loss attributable to equity holders of the Company	Weighted number of shares	Net loss attributable to equity holders of the Company	Weighted number of shares	Net loss attributable to equity holders of the Company
	In thousands	In thousands of US$	In thousands	In thousands of US$	In thousands	In thousands of US$
Number of shares and income (loss)	52,871	(197,107)	43,007	(184,352)	42,614	(138,099)
For the computation of basic and diluted net earnings (loss)	52,871	(197,107)	43,007	(184,352)	42,614	(138,099)
Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss is computed by giving effect to all potential shares of common stock, including stock options, warrants and convertible loans. Basic and diluted net loss per share was the same for each period presented as the inclusion of all potential common shares outstanding would have been anti-dilutive.

To compute diluted net earnings (loss) per share, the weighted average number of ordinary shares outstanding during the current period (and for periods all presented) was adjusted for the Subdivision event of Selina's Ordinary shares described in Note 23, that have increased the number of ordinary shares outstanding (after Selina's common shares redesignation upon closing of the DeSPAC) for no additional consideration. The number of Selina's Ordinary shares outstanding before the Subdivision event was adjusted for the proportionate change in the number of Ordinary shares outstanding as if the Subdivision event had occurred at the beginning of the earliest period presented.
Additionally, to compute diluted net earnings (loss) per share, convertible securities (dilutive potential Ordinary shares), detailed below, have not been taken into account since their conversion increases the basic earnings (decreases the loss) from continuing operations (anti-dilutive effect):
-Convertible debentures
-Warrants
-Options to employees under share-based payment plans
-Options to advisors